STOCK-BASED COMPENSATION (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		91 Months Ended
	Jun. 01, 2020	Jun. 01, 2019	Jan. 02, 2019	Jun. 01, 2018	May 01, 2018	Jan. 02, 2018	Jan. 01, 2017	Jun. 01, 2018	May 01, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense										$ 415,111	$ 1,371,150	$ 1,217,214	$ 1,464,534	$ 1,857,531	$ 653,669
Stock-based compensation capitalized to unproved properties										229,255	$ 585,858	659,196	$ 613,733	820,877	$ 195,125
Unrecognized compensation expense related to stock options										$ 1,500,000		$ 1,500,000		$ 2,700,000
Number of stock options granted			1,000,000	67,500,000	500,000							1,000,000		68,000,000
Fair value of stock options granted												$ 35,000
Expected life of options												1 year		3 years
Exercise price (in dollars per share)		$ 0.075	$ 0.045		$ 0.065				$ 0.065
Exercisable year			3 years 9 months	4 years 3 months	4 years 3 months									7 years	4 years
Share-based Compensation Award, Tranche January 1, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option of vested, percentage			50.00%			50.00%	50.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted			1,000,000				33,500,000	33,500,000	500,000
Exercise price (in dollars per share)				$ 0.065	$ 0.065		$ .0278	$ 0.065	$ 0.065
Employee Stock Option [Member] | Subsequent Event [Member] | 2018 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted																49,000,000
Employee Stock Option [Member] | Subsequent Event [Member] | Inducement Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted																18,500,000
Employee Stock Option [Member] | Employees, Directors and Contractors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted				67,500,000
Fair value of stock option of vested		$ 24,000,000		$ 18,500,000
Exercise price (in dollars per share)				$ 0.075				$ 0.075
Employee Stock Option [Member] | Employees, Directors and Contractors [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock option of vested	$ 25,000,000
Exercisable year																7 years 6 months